Subsequent events (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 24, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥) Nominee	Feb. 29, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent Event [Line Items]
Cash advances				$ 100,226	¥ 697,754	¥ 445,319
Subsequent event
Subsequent Event [Line Items]
Number of nominee shareholder | Nominee		2
Percentage of equity interest transferred		80.00%
Share transfer consideration received		¥ 24,000
Subsequent event | Jimu Group
Subsequent Event [Line Items]
Cash advances			¥ 39,675
Deposits under the guarantee deposit agreement			¥ 6,920
Subsequent event | Nominee Shareholder One
Subsequent Event [Line Items]
Percentage of equity interest transferred		80.00%
Subsequent event | Nominee Shareholder Two
Subsequent Event [Line Items]
Percentage of equity interest transferred		20.00%
Subsequent event | Concerted Action Agreement
Subsequent Event [Line Items]
Third party action agreement, term of contract		2 years
Subsequent event | Private Equity Funds
Subsequent Event [Line Items]
Payments to acquire private fund	¥ 35,600
Financial Assets Maturity Term	7 years